GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of carrying amount of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of beginning of the year	$ 153,241	$ 153,241
Goodwill acquired	1,164,133	0
Closing balance	$ 1,317,374	$ 153,241